Pensions and other postretirement benefits (Details 6) (Pensions [Member], CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pensions [Member]
Information for the pension plans with an accumulated benefit obligation in excess of plan assets [Abstract]
Projected Benefit Obligation	646	527
Accumulated benefit obligation	585	475
Fair value of plan assets	246	224